SHARE-BASED COMPENSATION PLAN - Long term compensation plans ("PS and SAR") (Details)	12 Months Ended
	Dec. 31, 2023 shares item R$ / shares	Dec. 31, 2022 shares R$ / shares	Dec. 31, 2021 shares
SHARE-BASED COMPENSATION PLAN
Number of share-based compensation plans | item	3
Vesting period	12 months
Time to calculate the average price of shares based on recent trading sessions	90 days
PSO
Number of shares
Opening balance	7,583,185	5,415,754	5,772,356
Granted during of the year	3,391,581	4,152,200	1,906,343
Exercised	(871,208)	(1,474,506)	(1,860,334)
Exercised due to resignation	30,800	175,552	86,196
Abandoned / cancelled due to resignation	344,333	334,711	316,415
Closing balance	9,728,425	7,583,185	5,415,754
Phantom Share Units Psus
Number of shares
Average exercise price | R$ / shares	R$ 58.07	R$ 48.79
SAR and PLUS | PSO
SHARE-BASED COMPENSATION PLAN
Required investment, as a percentage of total phantom share options at grant date	5.00%
Required investment, as a percentage of total phantom share options three years after grant date	20.00%
SAR and PLUS | PSO | Bottom of range [member]
SHARE-BASED COMPENSATION PLAN
Vesting period	3 years
SAR and PLUS | PSO | Top of range [member]
SHARE-BASED COMPENSATION PLAN
Vesting period	5 years